Revenues (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Revenues [Line Items]
Domestic fixed line communications	₪ 3,883		₪ 3,953	₪ 4,064
Cellular	2,401		2,500	2,588
International communications, internet services and NEP	1,338		1,467	1,480
Multi-channel television	1,473		1,650	1,745
Others	226		219	207
Total revenues	9,321	[1]	9,789	10,084
Fixed line telephony [Member]
Disclosure Of Detailed Information About Revenues [Line Items]
Domestic fixed line communications	1,130		1,255	1,352
Internet - infrastructure [Member]
Disclosure Of Detailed Information About Revenues [Line Items]
Domestic fixed line communications	1,525		1,488	1,461
Transmission and data communication [Member]
Disclosure Of Detailed Information About Revenues [Line Items]
Domestic fixed line communications	769		775	835
Cloud and digital services [Member]
Disclosure Of Detailed Information About Revenues [Line Items]
Domestic fixed line communications	260		230	203
Other services [Member]
Disclosure Of Detailed Information About Revenues [Line Items]
Domestic fixed line communications	199		205	213
Cellular services and terminal equipment [Member]
Disclosure Of Detailed Information About Revenues [Line Items]
Cellular	1,713		1,743	1,777
Sale of terminal equipment [Member]
Disclosure Of Detailed Information About Revenues [Line Items]
Cellular	₪ 688		₪ 757	₪ 811

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.